Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Accounting Policies [Line Items]
Cash FDIC insured amount	$ 250,000
Research and development	0	$ 400,000
Deferred transaction costs	3,912,000	0
Foreign exchange contracts & other forign heding arrangements [Member]
Accounting Policies [Line Items]
Off-balance-sheet risk	$ 0	$ 0